Financial Risk Management and Fair Values - Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 164	¥ 13	¥ 3	[1]
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 43	¥ 36	¥ 36
Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	0.01%	0.01%
Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	50.00%	50.00%
Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Expected loss rates %	100.00%	100.00%
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 1,492	¥ 1,911
Gross carrying amount [member] | Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,461	1,877
Gross carrying amount [member] | Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7	11
Gross carrying amount [member] | Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	6	7
Gross carrying amount [member] | Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5
Gross carrying amount [member] | Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	13	16
Loss allowance [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	28	29
Loss allowance [member] | Trade receivables [member] | Within 3 month [member]
Disclosure of credit risk exposure [line items]
Loss allowance
Loss allowance [member] | Trade receivables [member] | More than 3 month but less than 1 year [member]
Disclosure of credit risk exposure [line items]
Loss allowance	4	6
Loss allowance [member] | Trade receivables [member] | After 1 year but within 2 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	6	7
Loss allowance [member] | Trade receivables [member] | More than 2 years but less than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	5
Loss allowance [member] | Trade receivables [member] | More than 3 years [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ 13	¥ 16

[1]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).